Class N [Member] N-1A Cover	Oct. 31, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	NICHOLAS Ltd EDITION, INC.
Entity Central Index Key	0000809802
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Prospectus Date	Jan. 28, 2026